Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions	Related Party Transactions
Certain Plan investments are shares of registered investment companies or units of common collective trusts managed by The Vanguard Group Inc.

The Vanguard Fiduciary Trust Company and The Vanguard Group, Inc. are the Plan’s independent trustee and the record keeper, respectively; therefore fees paid to these entities for trustee, administrative and other transactions qualify as exempt party-in-interest transactions under ERISA and the Code.

Vanguard Advisers, Inc. provides ongoing discretionary management services to Members who elect to participate in the Vanguard Managed Account Program; therefore fees paid to this entity for management services qualify as exempt party-in-interest transactions under ERISA and the Code.

Participant loans, which are considered parties-in-interest, were granted throughout the year as part of normal Plan operations.

The Plan, through the Master Trust, holds NS stock. NS is the Plan Sponsor and, as such, the investment in the Master Trust qualifies as an exempt party-in-interest transaction under ERISA and the Code.